Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation Plans [Abstract]
Schedule Of Comparative Date For Performance Stock Units

	2016 Awards	2015 Awards	2014 Awards
TSR Awards
Shares granted	9,541	10,761	10,340
Per-share fair value	$ 150.74	$ 142.55	$ 112.60
Volatility	26.7%	25.2%	30.8%
Risk-free interest rate	0.89%	0.93%	0.33%

EPS Awards
Shares granted	9,541	10,761	14,061
Per-share fair value	$ 126.37	$ 113.14	$ 82.80

Common Assumptions
Service period (years)	2.9	2.9	2.9
Three-year measurement period ends December 31,	2018	2017	2016

Schedule Of Total Stock Option And Award Activity

	Stock Options				Stock Awards		Performance Units (PSUs)
		Weighted Average		Aggregate		Weighted			Weighted
			Remaining	Intrinsic		Average	Number of		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date	Target		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards	Price	Units		Price
Outstanding at January 1, 2016	1,563,875	$100.09			96,732	$87.75	76,376		$94.45
Granted	505,775	135.85			4,275	126.53	34,008		109.24
Exercised/Vested	(233,903)	67.45			(55,740)	81.72	(46,610)		71.72
Canceled/ Forfeited	(7,769)	117.34			-	-	-		-
Outstanding at December 31, 2016	1,827,978	114.09	5.3	$82,972	45,267	98.82	63,774		118.95

Vested and expected to vest
at December 31, 2016	1,827,978	114.09	5.3	82,972	45,267	98.82	75,436	*	116.68
Exercisable at December 31, 2016	909,787	89.83	5.6	63,370	n.a.	n.a.	n.a.		n.a.

*  Amount includes 36,812 share units which vested and were converted to Capital Stock and distributed in the first quarter of 2017. The shares that vested in 2017 had a weighted average grant-date fair value of $99.50 per share and an estimated fair value of $167 per share.

Schedule Of Other Data For Stock Option And Stock Award Activity

	Years Ended December 31,
	2016	2015	2014
Total compensation cost of stock-based compensation
plans charged against income	$13,773	$14,737	$10,323
Total income tax benefit recognized in income for stock
based compensation plans	5,062	5,416	3,794
Total intrinsic value of stock options exercised	17,635	45,600	26,344
Total intrinsic value of stock awards vested during the period	7,429	12,065	4,564
Per-share weighted averaged grant-date fair value of
stock awards granted	126.53	121.75	88.48

Schedule Of Valuation Assumptions

	2016	2015	2014

Stock price on date of issuance	$135.85	$157.36	$106.59
Grant date fair value per share	$22.74	$29.46	$21.58
Number of options granted	505,775	422,750	410,800
Expected term (years)	4.0	4.0	4.8
Risk free rate of return	1.09%	1.57%	1.59%
Volatility	21.10%	22.20%	22.60%
Dividend yield	0.8%	0.6%	0.8%
Forfeiture rate	-	-	-

Schedule Of Other Data For Stock Options, Stock Awards And PSUs

	Stock	Stock
	Options	Awards	PSUs
Total unrecognized compensation related to nonvested options, stock awards
and PSUs at the end of year	$20,039	$1,805	$2,085
Weighted average period over which unrecognized compensation cost of
nonvested options, stock awards and PSUs to be recognized (years)	2.3	1.3	1.4
Actual income tax benefit realized from options exercised or stock awards
and PSUs vested	$6,491	$2,735	$2,191
Aggregate intrinsic value of stock options, stock awards and PSUs vested
and expected to vest	$82,972	$7,219	$12,030